Offerings - Offering: 1	Mar. 11, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 194,148,250.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,811.87
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of February 9, 2026, by and among Glow Midco, LLC, Glow Merger Sub 1, Inc., Glow Merger Sub 2, LLC, European Wax Center, Inc. (the "Company") and EWC Ventures, LLC ("Opco"). Title of each class of securities to which the transaction applies: Class A Common Stock of the Company, par value $0.00001 per share ("Class A Common Stock"); Class B Common Stock of the Company, par value $0.00001 per share ("Class B Common Stock"); and common limited liability interests in Opco ("Opco Common Units"). Aggregate number of securities to which transaction applies: As of the close of business on March 4, 2026, the maximum number of securities of the Company to which this transaction applies is estimated to be 34,991,465, which consists of: (a) 29,161,124 issued and outstanding shares of Class A Common Stock entitled to receive the Class A Per Share Price of $5.80 per share (which excludes Cancelled Company Class A Shares, Dissenting Company Shares and GA Shares); (b) 812,396 issued and outstanding shares of Class B Common Stock entitled to receive the Class B Per Share Price of $0.00001 per share (which excludes Cancelled Company Class B Shares, Dissenting Company Shares and GA Shares); (c) 812,396 issued and outstanding Opco Common Units entitled to receive Opco Per Unit Price of $5.79999 per unit (which excludes any Cancelled Opco Units and the Excluded Opco Units); (d) 1,430,642 shares of Class A Common Stock underlying outstanding Vested Company RSUs that are entitled to receive the Class A Per Share Price of $5.80 per share; (e) 1,569,907 shares of Class A Common Stock underlying outstanding Unvested Company RSUs that are entitled to receive a Converted Cash Award equal to the Class A Per Share Price of $5.80 per share; (f) 200,000 shares of Class A Common Stock underlying outstanding Company Restricted Stock that is entitled to receive the Class A Per Share Price of $5.80 per share; (g) No shares of Class A Common Stock underlying Vested Company Options that have an exercise price of less than $5.80 that are entitled to receive the excess of $5.80 over the exercise price per share of Class A Common Stock underlying such Vested Company Option; and (h) 1,005,000 shares of Class A Common Stock underlying Unvested Company Options that have an exercise price of less than $5.80 that are entitled to receive a Converted Cash Award equal to the excess of $5.80 over the exercise price per share of Class A Common Stock underlying such Vested Company Option. Per unit price or other underlying value of transaction computed pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of March 4, 2026, the underlying value of the transaction was calculated as the sum of: (a) the product of 29,161,124 shares of issued and outstanding Class A Common Stock and the Class A Per Share Price of $5.80 per share; (b) the product of 812,396 shares of issued and outstanding Class B Common Stock and the Class B Per Share Price of $0.00001 per share; (c) the product of 812,396 Opco Common Units and the Opco Per Unit Price of $5.79999 per unit; (d) the product of 1,430,642 shares of Company Class A Common Stock underlying outstanding Vested Company RSUs and the Class A Per Share Price of $5.80 per share; (e) the product of 1,569,907 shares of Class A Common Stock underlying outstanding Unvested Company RSUs that are entitled to receive a Converted Cash Award and the Class A Per Share Price of $5.80 per share; (f) the product of 200,000 shares of Company Class A Common Stock underlying outstanding Company Restricted Stock and the per share merger consideration of $5.80; (g) no shares of Class A Common Stock underlying Vested Company Options that have an exercise price of less than $5.80 that are entitled to receive the excess of $5.80 over the exercise price per share of Class A Common Stock underlying such Vested Company Option; and (h) the product of 1,005,000 shares of Company Class A Common Stock underlying Unvested Company Options that are entitled to receive a Converted Cash Award and $1.73 (which is the difference between the per share merger consideration of $5.80 and the weighted average exercise price of $4.07 per share). In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the assumed transaction value calculated in the preceding sentence by 0.00013810.